Opal Dividend Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Agriculture - 10.9%
British American Tobacco PLC - ADR	202,998	$8,398,027
Philip Morris International, Inc.	55,577	8,821,737
		17,219,764

Banks - 6.4%
Citigroup, Inc.	78,305	5,558,872
Goldman Sachs Group, Inc.	8,424	4,601,947
		10,160,819

Beverages - 6.5%
Coca-Cola Co.	73,589	5,270,444
PepsiCo, Inc.	33,571	5,033,636
		10,304,080

Building Materials - 2.4%
CRH PLC	43,052	3,787,284

Chemicals - 3.0%
Air Products and Chemicals, Inc.	15,925	4,696,601

Cosmetics/Personal Care - 3.2%
Kenvue, Inc.	211,025	5,060,379

Diversified Finan Serv - 4.2%
CME Group, Inc.	24,736	6,562,213

Electric - 13.6%
American Electric Power Co., Inc.	45,554	4,977,686
Dominion Energy, Inc.	79,022	4,430,764
NextEra Energy, Inc.	92,150	6,532,513
NRG Energy, Inc.	57,172	5,457,639
		21,398,602

Food - 2.6%
Hershey Co.	24,171	4,133,966

Healthcare-Services - 4.3%
UnitedHealth Group, Inc.	12,920	6,766,850

Oil & Gas - 2.9%
Chevron Corp.	27,383	4,580,902

Pharmaceuticals - 8.9%
AbbVie, Inc.	24,023	5,033,299
Johnson & Johnson	38,542	6,391,805
Pfizer, Inc.	101,942	2,583,211
		14,008,315

Pipelines - 13.0%
Enbridge, Inc.	205,556	9,108,186
Kinder Morgan, Inc.	137,979	3,936,541
MPLX LP	138,181	7,395,447
		20,440,174

Retail - 1.8%
Genuine Parts Co.	24,047	2,864,960

Semiconductors - 0.7%
Broadcom, Inc.	6,734	1,127,474

Software - 1.8%
Oracle Corp.	20,091	2,808,923

Telecommunications - 10.6%
AT&T, Inc.	250,178	7,075,034
Verizon Communications, Inc.	214,129	9,712,891
		16,787,925

Transportation - 1.0%
United Parcel Service, Inc. - Class B	13,839	1,522,152
TOTAL COMMON STOCKS (Cost $143,610,703)		154,231,383

SHORT-TERM INVESTMENTS - 2.0%		Value
Money Market Funds - 2.0%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (a)	3,073,961	3,073,961
TOTAL SHORT-TERM INVESTMENTS (Cost $3,073,961)		3,073,961

TOTAL INVESTMENTS - 99.8% (Cost $146,684,664)		157,305,344
Other Assets in Excess of Liabilities - 0.2%		263,735
TOTAL NET ASSETS - 100.0%		$157,569,079
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Opal Dividend Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$154,231,383	$–	$–	$154,231,383
Money Market Funds	3,073,961	–	–	3,073,961
Total Investments	$157,305,344	$–	$–	$157,305,344

Refer to the Schedule of Investments for further disaggregation of investment categories.